Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-08-31	12 Months Ended
Dec. 31, 2025
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Aug. 31, 2023
Aggregate Erroneous Compensation Not Yet Determined
Compensation Recovery (“Clawbacks”)
.
We adopted a clawback policy in 2013 that applied to performance-based compensation linked to our reported financial results. In
August 2023
, our Board of Directors approved and adopted an updated
Policy for the Recovery of Erroneously Awarded Compensation
(“Clawback Policy”) to provide for the recovery of erroneously awarded Incentive-based compensation (including any award of options, PSUs or RSUs) from Executive Officers in accordance with the applicable rules of The Nasdaq Stock Market and the Securities and Exchange Act of 1934. Under this policy, in the event we are required to prepare an accounting restatement due to material noncompliance with any financial reporting requirement under the securities laws, we will reasonably promptly recover from any executive officer Erroneously Awarded Compensation granted, earned, paid or that became vested during the three-year period preceding the date on which we are required to prepare an accounting restatement.